Property and Equipment, Net - Summary of Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Leasehold improvements	¥ 30,236	$ 4,142	¥ 35,018
Machinery and electronic equipment	36,268	4,969	32,725
Construction in progress	16,985	2,327	1,524
Mold and tooling	6,190	848	4,398
Transportation equipment	4,224	579	3,520
Office equipment	1,980	271	2,237
Property,plant and equipment,gross	95,883	13,136	79,422
Less: accumulated depreciation	(34,199)	(4,685)	(33,339)
Less: accumulated impairment	(1,460)	(200)	(1,460)
Total	¥ 60,224	$ 8,251	¥ 44,623